                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSM Capital Partners
Address: 320 East Main Street
         Mount Kisco, NY 10549

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen E. Memishian
Title: Managing Partner
Phone: 914-242-1900

Signature, Place, and Date of Signing:

/s/ Stephen E. Memishian             Mount Kisco, NY              08/07/2006
------------------------      -----------------------------       ----------
      [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28- ______________________      ______________________
     [Repeat as necessary.]

Report Summary:

Number of Other Included Managers:       0
Form 1 3F Information Table Entry Total: 58
Form 1 3F Information Table Value Total: 437,322
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 1 3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   None

   [Repeat as necessary.]

PORTVUE-SEC13F.LNP                   D S M CAPITAL PARTNERS LLC          Page 1
RUN DATE: 08/01/06 3:32 P.M.
                                     FORM 13F INFORMATION TABLE
                                        AS OF DATE: 06/30/06

                         TITLE                          SHARES/                   OTHER VOTING AUTHORITY
                          OF                    VALUE     PRN   SH/ PUT/ INVSTMT -------------------------
NAME OF ISSUER           CLASS         CUSIP   (x$1000)   AMT   PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
--------------      ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ADBE JAN 2008 45
  CALL              OPTION - CALL    00724F5AI     31      171  SH  CALL DEFINED           0      171  0
ADOBE SYSTEMS       COM              00724F101  11203   368999  SH       DEFINED           0   368999  0
AFFILIATED
  MANAGERS          COM              008252108    938    10800  SH       DEFINED           0    10800  0
ALLERGAN            COM              018490102  13169   122775  SH       DEFINED           0   122775  0
AMERICAN
  EXPRESS           COM              025816109  18272   343331  SH       DEFINED           0   343331  0
AMERICAN INT'L
  GROUP             COM              026874107  12875   218030  SH       DEFINED           0   218030  0
AMERICAN
  MEDICAL
  SYSTEMS           COM              02744M108    537    32275  SH       DEFINED           0    32275  0
AUTODESK            COM              052769106   8666   251485  SH       DEFINED           0   251485  0
AUTOMATIC DATA
  PROCESSING        COM              053015103  20998   463021  SH       DEFINED           0   463021  0
AXP JAN 2008 55
  CALL              OPTION - CALL    0258164AK     72      115  SH  CALL DEFINED           0      115  0
BAKER HUGHES        COM              057224107  16965   207265  SH       DEFINED           0   207265  0
BOEING              COM              097023105  14235   173785  SH       DEFINED           0   173785  0
C. R. BARD          COM              067383109  16700   227961  SH       DEFINED           0   227961  0
CELG JAN 2008 35
  CALL              OPTION - CALL    1510203AG   2931     1593  SH  CALL DEFINED           0     1593  0
CELGENE             COM              151020104  46799   986687  SH       DEFINED           0   986687  0
CORE
  LABORATORIES      COM              N22717107    301     4925  SH       DEFINED           0     4925  0
CUBIST
  PHARMACEUTICALS   COM              229678107    220     8725  SH       DEFINED           0     8725  0
DIAMOND
  OFFSHORE
  DRILLING          COM              25271C102    898    10700  SH       DEFINED           0    10700  0
EXPD JAN 2007 27.50
  CALL              OPTION - CALL    3021308AT    588      200  SH  CALL DEFINED           0      200  0
EXPD JAN 2007 40
  CALL              OPTION - CALL    3021308AH    372      200  SH  CALL DEFINED           0      200  0
FMC
  TECHNOLOGIES      COM              30249U101    932    13815  SH       DEFINED           0    13815  0
GENZ JAN 2007 60
  CALL              OPTION - CALL    3729179AL    163      230  SH  CALL DEFINED           0      230  0
GENZ JAN 2008 80
  CALL              OPTION - CALL    3729175AP     51      115  SH  CALL DEFINED           0      115  0
GENZYME             COM              372917104  24918   408163  SH       DEFINED           0   408163  0
HARRIS CORP         COM              413875105  12416   299112  SH       DEFINED           0   299112  0
INTUIT              COM              461202103  12874   425290  SH       DEFINED           0   425290  0
KUEHNE & NAGEL
  INT'L SWISS       FOREIGN COMMON S 025597188    663     8550  SH       DEFINED           0     8550  0
KYPHON              COM              501577100    210     5485  SH       DEFINED           0     5485  0
LINEAR
  TECHNOLOGY        COM              535678106  10973   327659  SH       DEFINED           0   327659  0
LOWE'S
  COMPANIES         COM              548661107  12241   403524  SH       DEFINED           0   403524  0
L-3
  COMMUNICATIONS    COM              502424104   9006   119411  SH       DEFINED           0   119411  0
MEDTRONIC           COM              585055106   9781   208471  SH       DEFINED           0   208471  0
MICROCHIP
  TECHNOLOGY        COM              595017104  16661   496606  SH       DEFINED           0   496606  0
NOBLE CORP          COM              G65422100    428     5750  SH       DEFINED           0     5750  0
PACER
  INTERNATIONAL     COM              69373H106   1330    40820  SH       DEFINED           0    40820  0
QQQQ DEC 2007 36
  PUT               OPTION - PUT     6311009XJ   1283    16032  SH   PUT DEFINED           0    16032  0
QQQQ DEC 2007 50
  CALL              OPTION - CALL    6311009LX     15     3000  SH  CALL DEFINED           0     3000  0
QQQQ SEP 2006 34
  PUT               OPTION - PUT     6311006UH    375    15000  SH   PUT DEFINED           0    15000  0
QUALCOMM            COM              747525103  13863   345963  SH       DEFINED           0   345963  0
RIG JAN 2007 70
  CALL              OPTION - CALL    G900789AN    532      342  SH  CALL DEFINED           0      342  0
RIG JAN 2008 75
  CALL              OPTION - CALL    G900785AO    212      115  SH  CALL DEFINED           0      115  0
RIG JAN 2008 80
  CALL              OPTION - CALL    G900785AP    176      110  SH  CALL DEFINED           0      110  0
SCHLUMBERGER        COM              806857108  37520   576257  SH       DEFINED           0   576257  0
SEI INVESTMENTS     COM              784117103   1096    22430  SH       DEFINED           0    22430  0
SLB JAN 2007 40
  CALL              OPTION - CALL    8068579AH   2375      910  SH  CALL DEFINED           0      910  0
STRYKER             COM              863667101  14229   337908  SH       DEFINED           0   337908  0
SYK JAN 2008 50
  CALL              OPTION - CALL    8636675AJ     41      115  SH  CALL DEFINED           0      115  0
SYK JAN 2008 55
  CALL              OPTION - CALL    8636675AK     28      115  SH  CALL DEFINED           0      115  0
TARGET              COM              87612E106  10516   215178  SH       DEFINED           0   215178  0
TRANSOCEAN          COM              G90078109   2478    30850  SH       DEFINED           0    30850  0
VARIAN MEDICAL
  SYSTEMS           COM              92220P105  12034   254146  SH       DEFINED           0   254146  0
WALGREEN
  COMPANY           COM              931422109   6878   153398  SH       DEFINED           0   153398  0
WEATHERFORD         COM              G95089101  16257   327620  SH       DEFINED           0   327620  0
WELLPOINT           COM              94973V107  11904   163580  SH       DEFINED           0   163580  0
WRIGHT EXPRESS      COM              98233Q105    615    21400  SH       DEFINED           0    21400  0
W-H ENERGY          COM              92925E108    271     5340  SH       DEFINED           0     5340  0
ZIMMER HOLDINGS     COM              98956P102   5097    89870  SH       DEFINED           0    89870  0
ZMH JAN 2008 75
  CALL              OPTION - CALL    98956P5AO    110      332  SH  CALL DEFINED           0      332  0
LINE COUNT: 58

SEC13F.LNS                           D S M CAPITAL PARTNERS LLC
                                       FORM 13F SUMMARY PAGE
                                        AS OF DATE: 06/30/06
                                    RUN DATE: 08/01/06 3:32 P.M.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:      0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 58

FORM 13F INFORMATION TABLE VALUE TOTAL: $437,322,000

LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER NAME